Marketable securities	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Marketable securities [Text Block]
5.	Marketable securities

Marketable securities are classified as FVTPL financial instruments and, as a result, are measured at fair market value each reporting period with any change in fair value recognized through the statement of comprehensive income (loss).

On July 31, 2018, the Company received 1,125,000 common shares of Cobalt 27 Capital Corp. (“Cobalt 27”) (Note 7). The 1,125,000 common shares are subject to the following trading restrictions: one-third of the common shares have a statutory hold period of 4 months (November 28, 2018); one-third have a hold period of 8 months (March 28, 2019); and one-third have a hold period of 12 months (July 28, 2019).

		Value
	# of shares	$

Marketable securities at December 31, 2017	-	-
Received on sale of net smelter return royalty (Note 7)	1,125,000	8,325,000
Sale of securities	(311,800)	(2,307,320)
Fair market value adjustment	-	(3,334,120)
Marketable securities at December 31, 2018	813,200	2,683,560

During the year ended December 31, 2018, the Company sold 311,800 common shares for net proceeds of $1,438,980 and accordingly, the Company recorded a realized loss of $868,340.